SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

                                 -----------------

                                 CLASS A SHARES

                  DWS RREEF Global Real Estate Securities Fund

The following information replaces the disclosure contained in the "How Much Investors Pay" section of the above-noted fund's Class A shares prospectus.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares.


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Fee Table                                             Class A        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as % of offering price)                             5.75%(1)          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(as % of redemption proceeds)                         None(2)         1.00%
--------------------------------------------------------------------------------
Redemption/Exchange fee, on shares owned less
than 15 days (as % of redemption proceeds)(3)          2.00           2.00
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                                      1.10%          1.10%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                       0.25           1.00
--------------------------------------------------------------------------------
Other Expenses(5)                                       0.56           0.55
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         1.91           2.65
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                       0.16           0.20
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6), (7)                   1.75           2.45
--------------------------------------------------------------------------------

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").


                                                             [DWS SCUDDER]
                                                             Deutsche Bank Group

April 2, 2007
DRGRESF-3601

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed during the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4)  Includes 0.10% administration fee.

(5) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(6) Through July 4, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.75% and 2.45% for Class A and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses. Although there can be no assurances that the current (or any) waiver/expense reimbursement arrangement will be maintained beyond July 4, 2007, the advisor has committed to review the continuance of waiver/expense reimbursement arrangements by July 4, 2007.

(7) For Class A shares, effective August 14, 2006, the advisor has voluntarily agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the fund to the extent necessary to maintain the annual expense at 1.50%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.


















               Please Retain This Supplement for Future Reference


April 2, 2007
DRGRESF-3601